Segment Information - Segment assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Intangible assets, net	$ 26,982,098	$ 32,160,919	$ 38,811,137
Total segment assets	52,035,328	69,854,014	58,366,293
Prescription Medication Sales
Segment Reporting, Asset Reconciling Item [Line Items]
Intangible assets, net	20,438,542	24,625,686	30,039,758
Total segment assets	43,790,552	60,725,191	47,455,382
Medical Device Sales
Segment Reporting, Asset Reconciling Item [Line Items]
Intangible assets, net	6,543,556	7,535,233	8,771,379
Total segment assets	$ 8,244,776	$ 9,128,823	$ 10,910,911